United States Securities and Exchange Commission
Washington, D.C. 20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-4314
(Investment Company Act File Number)

Federated Hermes Intermediate Municipal Trust
(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant’s Telephone Number)

Peter J. Germain, Esquire
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 2025-05-31

Date of Reporting Period: 2025-05-31

Item 1.	Reports to Stockholders

Federated Hermes Intermediate Municipal Fund
Class A Shares / FIMTX
Annual Shareholder Report | May 31, 2025
A Portfolio of Federated Hermes Intermediate Municipal Trust
This annual shareholder report contains important information about the Federated Hermes Intermediate Municipal Fund (the “Fund”) for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
This report describes planned changes made to the Fund since the beginning of the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$71	0.70%
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to the S&P Municipal Bond Intermediate Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the S&P Municipal Bond Index, which represents the overall U.S. municipal fixed-income market. The Fund seeks to provide current income exempt from federal regular income tax by investing in a diversified portfolio of tax-exempt securities.
Top Contributors to Performance
  Credit allocation contributed positively, with overweight positions relative to the Index in BBB-rated and below investment grade securities, which outperformed the Index, and underweight allocations in AAA- and AA-rated securities that underperformed the Index.
  Sector allocation provided a small positive net contribution to relative Fund performance as overweight exposure in outperforming bonds in the Advance Refunded, Airport and Senior Care sectors outweighed negative contributions from underweights in General Obligations, Housing, Public Power, and Water/Sewer sectors.
  Duration management provided a small positive contribution to relative performance. The Fund held moderate short and long duration positions relative to the Index in a volatile year. The 10-year AAA-rated Bloomberg Evaluation Service municipal yield fluctuated over a wide range from 2.51% to 3.82%, ending the period higher by 20 basis points.
Top Detractors from Performance
  Yield curve positioning detracted from relative performance. The Fund held overweight positions in securities with maturities of 12 years and longer where market yields increased and underweight positions in maturities ranging from two to ten years where market yields held steady or declined over the period.
  Security selection detracted from relative Fund performance as the Fund underperformed the Index after accounting for duration, yield curve, sector allocation and credit allocation contributions. Underperformance of out-of-Index securities with maturities longer than 15 years contributed to poor selection as yields on such securities rose over 40 basis points during the period. In addition, poor security selection among securities within 10-15 years maturity also detracted from relative performance.
Fund Performance
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance: May 31, 2015 through May 31, 2025
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Class A Shares — with sales load	-2.45%	-0.14%	1.49%
Class A Shares — without sales load	2.13%	0.79%	1.95%
S&P Municipal Bond Index	2.44%	0.78%	2.22%
S&P Municipal Bond Intermediate Index	3.48%	0.80%	2.20%
Morningstar Municipal National Intermediate Funds Average	2.32%	0.83%	1.82%
Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.
Key Fund Statistics
Net Assets	$174,983,068
Number of Investments	187
Portfolio Turnover Rate	29%
Total Advisory Fees Paid	$278,453
Fund Holdings
Top Sectors
(% of Net Assets)
Material Fund Changes
The Following is a summary of material changes planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.
Effective July 29, 2025, Derek Plaski will be added to the Fund’s portfolio management team.
Availability of Additional Information
Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:
• prospectus • financial information • holdings • proxy voting information
CUSIP 458810108
28510-A (7/25)
FederatedHermes.com/us
Federated Securities Corp., Distributor
© 2025 Federated Hermes, Inc.
Federated Hermes Intermediate Municipal Fund

Federated Hermes Intermediate Municipal Fund
Institutional Shares / FIMYX
Annual Shareholder Report | May 31, 2025
A Portfolio of Federated Hermes Intermediate Municipal Trust
This annual shareholder report contains important information about the Federated Hermes Intermediate Municipal Fund (the “Fund”) for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
This report describes planned changes made to the Fund since the beginning of the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$46	0.45%
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to the S&P Municipal Bond Intermediate Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the S&P Municipal Bond Index, which represents the overall U.S. municipal fixed-income market. The Fund seeks to provide current income exempt from federal regular income tax by investing in a diversified portfolio of tax-exempt securities.
Top Contributors to Performance
  Credit allocation contributed positively, with overweight positions relative to the Index in BBB-rated and below investment grade securities, which outperformed the Index, and underweight allocations in AAA- and AA-rated securities that underperformed the Index.
  Sector allocation provided a small positive net contribution to relative Fund performance as overweight exposure in outperforming bonds in the Advance Refunded, Airport and Senior Care sectors outweighed negative contributions from underweights in General Obligations, Housing, Public Power, and Water/Sewer sectors.
  Duration management provided a small positive contribution to relative performance. The Fund held moderate short and long duration positions relative to the Index in a volatile year. The 10-year AAA-rated Bloomberg Evaluation Service municipal yield fluctuated over a wide range from 2.51% to 3.82%, ending the period higher by 20 basis points.
Top Detractors from Performance
  Yield curve positioning detracted from relative performance. The Fund held overweight positions in securities with maturities of 12 years and longer where market yields increased and underweight positions in maturities ranging from two to ten years where market yields held steady or declined over the period.
  Security selection detracted from relative Fund performance as the Fund underperformed the Index after accounting for duration, yield curve, sector allocation and credit allocation contributions. Underperformance of out-of-Index securities with maturities longer than 15 years contributed to poor selection as yields on such securities rose over 40 basis points during the period. In addition, poor security selection among securities within 10-15 years maturity also detracted from relative performance.
Fund Performance
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance: May 31, 2015 through May 31, 2025
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Institutional Shares	2.35%	1.02%	2.18%
S&P Municipal Bond Index	2.44%	0.78%	2.22%
S&P Municipal Bond Intermediate Index	3.48%	0.80%	2.20%
Morningstar Municipal National Intermediate Funds Average	2.32%	0.83%	1.82%
Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.
Key Fund Statistics
Net Assets	$174,983,068
Number of Investments	187
Portfolio Turnover Rate	29%
Total Advisory Fees Paid	$278,453
Fund Holdings
Top Sectors
(% of Net Assets)
Material Fund Changes
The Following is a summary of material changes planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.
Effective July 29, 2025, Derek Plaski will be added to the Fund’s portfolio management team.
Availability of Additional Information
Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:
• prospectus • financial information • holdings • proxy voting information
CUSIP 458810603
28510-B (7/25)
FederatedHermes.com/us
Federated Securities Corp., Distributor
© 2025 Federated Hermes, Inc.
Federated Hermes Intermediate Municipal Fund

Item 2.	Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the “Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers”) that applies to the registrant’s Principal Executive Officer and Principal Financial Officer; the registrant’s Principal Financial Officer also serves as the Principal Accounting Officer.

(c) There was no amendment to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(d) There was no waiver granted, either actual or implicit, from a provision to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3.	Audit Committee Financial Expert

The registrant’s Board has determined that each of the following members of the Board’s Audit Committee is an “audit committee financial expert,” and is “independent,” for purposes of this Item 3: John G. Carson, Thomas M. O’Neill and John S. Walsh.

Item 4.	Principal Accountant Fees and Services

(a)       Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2025 - $35,989

Fiscal year ended 2024 - $34,114

(b)       Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2025 - $0

Fiscal year ended 2024 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(c)        Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2025 - $0

Fiscal year ended 2024 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d)       All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2025 - $0

Fiscal year ended 2024 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. The Audit Committee is required to pre-concur with independence conclusions made by the independent auditor regarding non-audit services to be provided by the independent auditor to the Funds, the Funds Board of Directors, or any entity that is controlled directly or indirectly by the Funds. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval (and pre-concurrence for non-audit services) by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate to management its responsibilities to pre-approve services performed by the independent auditor.

The Audit Committee has delegated pre-approval/pre-concurrence authority to its chairman (the “Chairman”) for services that do not exceed a specified dollar threshold. The Chairman or Chief Audit Executive will report any such pre-approval/pre-concurrence decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval/pre-concurrence authority when the Chairman is unavailable.

AUDIT SERVICES

The annual audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other audit services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain audit services; with limited exception, all other audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the RIC’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of audit-related services does not impair the independence of the auditor, and has pre-approved certain audit-related services; all other audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide tax services to the RIC such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved/pre-concurred certain tax services; with limited exception, all tax services involving large and complex transactions must be specifically pre-approved/pre-concurred by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of permissible services other than audit, review or attest services the pre-approval/pre-concurrence requirement is waived if:

(1)                                       With respect to such services rendered to the Funds, the aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the audit client to its accountant during the fiscal year in which the services are provided; and,

(2)                                       With respect to such services rendered to the Fund’s investment adviser ( the “Adviser”)and any entity controlling, controlled by to under common control with the Adviser such as affiliated non-U.S. and U.S. funds not under the Audit Committee’s purview and which do not fall within a category of service which has been determined by the Audit Committee not to have a direct impact on the operations or financial reporting of the RIC, the aggregate amount of all services provided constitutes no more than five percent of the total amount of revenues paid to the RIC’s auditor by the RIC, its Adviser and any entity controlling, controlled by, or under common control with the Adviser during the fiscal year in which the services are provided; and

(3)                                       Such services were not recognized by the issuer or RIC at the time of the engagement to be non-audit services; and

(4)                                       Such services are promptly brought to the attention of the Audit Committee and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the Board of Directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval/pre-concurrence to those permissible non-audit services which qualify for pre-approval and which it believes are routine and recurring services, and would not impair the independence of the auditor.

The Securities and Exchange Commission’s (the “SEC”) rules and relevant guidance should be consulted to determine the precise definitions of these services and applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval/concurrence by the Audit Committee will be submitted to the Audit Committee by the Fund’s Principal Accounting Officer and/or the Chief Audit Executive of Federated Hermes, Inc., only after those individuals have determined that the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2025 – 0%

Fiscal year ended 2024 - 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2025 – 0%

Fiscal year ended 2024 – 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2025 – 0%

Fiscal year ended 2024 – 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)                 NA

(g)                Non-Audit Fees billed to the registrant, the registrant’s Adviser, and certain entities controlling, controlled by or under common control with the Adviser:

Fiscal year ended 2025 - $156,327

Fiscal year ended 2024 - $172,388

(h)               The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s Adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i)                  Not Applicable

(j)                  Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements filed under Item 7 of this form.

(b) Not Applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Companies

Annual Financial Statements
and Additional Information
May 31, 2025

Share Class | Ticker	A | FIMTX	Institutional | FIMYX

Federated Hermes Intermediate Municipal Fund

A Portfolio of Federated Hermes Intermediate Municipal Trust

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
May 31, 2025
Principal Amount			Value
		MUNICIPAL BONDS—96.9%
		Alabama—3.5%
$1,000,000		Alabama State Port Authority, Docks Facilities Revenue Bonds (Series 2017A), (Assured Guaranty, Inc. INS), 5.000%, 10/1/2026	$ 1,018,461
1,000,000		Energy Southeast, AL, Energy Supply Revenue Bonds (Series 2023A-1), (Morgan Stanley GTD), 5.500%, Mandatory Tender 1/1/2031	1,067,675
1,380,000		Jefferson County, AL Sewer System, Sewer Revenue Warrants (Series 2024), 5.000%, 10/1/2038	1,445,365
2,500,000		Lower Alabama Gas District, Gas Project Revenue Bonds (Series 2016A), (Goldman Sachs Group, Inc. GTD), 5.000%, 9/1/2031	2,626,012
		TOTAL	6,157,513
		Arizona—2.3%
70,000	[1]	Arizona Health Facilities Authority (Banner Health), (Series 2015B) FRNs, (United States Treasury PRF 11/4/2025), 2.220% (SIFMA 7-day +0.250%), 1/1/2046	69,874
10,000	[1]	Arizona Health Facilities Authority (Banner Health), (Series 2015B) FRNs, (United States Treasury PRF 11/4/2025), 2.220% (SIFMA 7-day +0.250%), 1/1/2046	9,967
420,000	[1]	Arizona Health Facilities Authority (Banner Health), (Series 2015B) FRNs, 2.220% (SIFMA 7-day +0.250%), Mandatory Tender 11/4/2026	415,999
1,000,000		Arizona State IDA (Equitable School Revolving Fund), National Charter School Revolving Loan Fund Revenue Bonds (Series 2019A), 5.000%, 11/1/2044	989,149
1,000,000		Chandler, AZ IDA (Intel Corp.), Industrial Development Revenue Bonds (Series 2022), 5.000%, Mandatory Tender 9/1/2027	1,018,545
1,000,000		Glendale, AZ, Subordinate Excise Tax Revenue Refunding Obligations (Series 2017), 5.000%, 7/1/2028	1,036,115
375,000	[2]	Pima County, AZ IDA (La Posada at Pusch Ridge), Senior Living Revenue Bonds (Series 2022A), 6.750%, 11/15/2042	396,090
		TOTAL	3,935,739
		California—2.1%
1,000,000	[1]	Bay Area Toll Authority, CA, San Francisco Bay Area Toll Bridge Revenue Bonds (SIFMA Index Rate Bonds Series 2001A) FRNs, 3.220% (SIFMA 7-day +1.250%), Mandatory Tender 4/1/2027	993,597
1,300,000	[2]	California Municipal Finance Authority (Waste Management, Inc.), Solid Waste Disposal Revenue Bonds (Series 2017A), (Waste Management Holdings, Inc. GTD), 4.100%, Mandatory Tender 12/1/2025	1,300,031
1,500,000		California State, UT GO Various Purpose Refunding Bonds (Series 2021), 4.000%, 10/1/2041	1,466,111
		TOTAL	3,759,739
		Colorado—2.1%
700,000		Colorado State Health Facilities Authority (Intermountain Healthcare Obligated Group), Revenue Bonds (Series 2024A), 5.000%, 5/15/2037	747,871
750,000		Denver, CO City & County Department of Aviation (Denver, CO City & County Airport Authority), Airport System Subordinate Revenue Bonds (Series 2018A), 5.000%, 12/1/2033	769,911
500,000		Denver, CO Convention Center Hotel Authority, Senior Revenue Refunding Bonds (Series 2016), 5.000%, 12/1/2027	507,547
1,000,000		Douglas County, CO School District, Number Re1, UT GO Bonds (Series 2024), 5.000%, 12/15/2039	1,080,038
500,000		University of Colorado (The Regents of), University Enterprise Revenue Refunding Bonds (Series 2021C-3B), 2.000%, Mandatory Tender 10/15/2026	488,951
		TOTAL	3,594,318
		Connecticut—2.4%
750,000		Connecticut State (Connecticut State Special Transportation Fund), Special Tax Obligation Bonds Transportation Infrastructure Purpose (Series 2018B), 5.000%, 10/1/2033	786,583
1,000,000		Connecticut State (Connecticut State Special Transportation Fund), Special Tax Obligation Bonds Transportation Infrastructure Purposes (Series 2022A), 5.000%, 7/1/2030	1,094,342
1,250,000		Connecticut State, UT GO Bonds (Series 2022B), 4.000%, 1/15/2038	1,243,826
1,000,000		Stamford, CT Housing Authority (Mozaic Concierge Living), Entrance Fee Principal Redemption Bonds (Series 2025C), 4.750%, 10/1/2032	1,001,765
		TOTAL	4,126,516
		District of Columbia—2.3%
550,000		District of Columbia (Friendship Public Charter School, Inc.), Revenue Bonds (Series 2016A), 5.000%, 6/1/2036	551,144
750,000		District of Columbia Water & Sewer Authority, Public Utility Subordinate Lien Revenue Refunding Bonds (Series 2024A), 5.000%, 10/1/2027	786,919
2,195,000		District of Columbia, UT GO Bonds (Series 2021D), 4.000%, 2/1/2037	2,203,666
Annual Financial Statements and Additional Information

Principal Amount		Value
	MUNICIPAL BONDS—continued
	District of Columbia—continued
$ 500,000	Metropolitan Washington, DC Airports Authority, Airport System Revenue Refunding Bonds (Series 2018A), 5.000%, 10/1/2030	$ 519,142
	TOTAL	4,060,871
	Florida—6.7%
410,000	Atlantic Beach, FL Health Care Facilities (Fleet Landing Project, FL), Revenue & Refunding Bonds (Series 2013A), 5.000%, 11/15/2028	410,209
1,100,000	Atlantic Beach, FL Health Care Facilities (Fleet Landing Project, FL), Revenue Bonds (Series 2018A), 5.000%, 11/15/2038	1,077,961
470,000	Broward County, FL Port Facilities Revenue, Revenue Bonds (Series 2022), (Assured Guaranty, Inc. INS), 5.000%, 9/1/2037	486,257
1,500,000	Central Florida Expressway Authority, Senior Lien Revenue Refunding Bonds (Series 2016B), 4.000%, 7/1/2030	1,508,663
1,245,000	Collier County, FL IDA (NCH Healthcare System, Inc.), Revenue Bonds (Series 2024B), (Assured Guaranty, Inc. INS), 5.000%, Mandatory Tender 10/1/2029	1,317,413
335,000	Florida Development Finance Corp. (GFL Solid Waste Southeast LLC), Solid Waste Disposal Revenue Bonds (Series 2024A), (GFL Environmental, Inc. GTD), 4.375%, Mandatory Tender 10/1/2031	333,435
1,250,000	Lakeland, FL (Lakeland Regional Health System), Hospital Revenue Refunding Bonds (Series 2024), 5.000%, 11/15/2037	1,334,168
500,000	Lakes of Sarasota CDD 2, Capital Improvement Revenue Bonds (Series 2025A), 4.500%, 5/1/2032	499,968
235,000	Lakewood Ranch Stewardship District, FL (Taylor Ranch), Special Assessment Revenue Bonds (Series 2023), 6.125%, 5/1/2043	243,563
750,000	Miami Beach, FL, Revenue Bonds (Series 2015), 5.000%, 9/1/2028	753,410
500,000	Miami-Dade County, FL (Miami-Dade County, FL Seaport Department), Seaport Revenue Refunding Bonds (Series 2022A), 5.000%, 10/1/2042	498,262
500,000	Miami-Dade County, FL (Miami-Dade County, FL Water & Sewer), Water & Sewer System Revenue Refunding Bonds (Series 2024B), 5.000%, 10/1/2041	528,014
1,000,000	Miami-Dade County, FL Aviation, Aviation Revenue Refunding Bonds (Series 2016A), 5.000%, 10/1/2028	1,017,924
1,250,000	Orange County, FL, Health Facilities Authority (Orlando Health Obligated Group), Hospital Revenue Bonds (Series 2025A), 5.000%, 10/1/2039	1,317,160
195,000	St. Johns County, FL IDA (Vicar’s Landing), Senior Living Revenue Bonds (Series 2021A), 4.000%, 12/15/2030	185,829
185,000	Venice, FL (Village on the Isle), Village on The Isle Project TEMPS-70 Retirement Community Revenue Improvement Bonds (Series 2024B-2), 4.500%, 1/1/2030	184,414
	TOTAL	11,696,650
	Georgia—4.9%
1,000,000	Atlanta, GA Airport General Revenue (Atlanta, GA Department of Aviation), General Revenue Bonds (Series 2022B), 5.000%, 7/1/2036	1,045,640
500,000	Atlanta, GA Development Authority (Westside Gulch Area Project (Spring Street Atlanta)), Senior Revenue Bonds (Series 2024A-1), 5.000%, 4/1/2034	496,876
500,000	Atlanta, GA Water & Wastewater, Revenue Refunding Bonds (Series 2015), 5.000%, 11/1/2025	500,760
500,000	Fulton County, GA Residential Care Facilities (Lenbrook Square Foundation, Inc.), Retirement Facility Refunding Revenue Bonds (Series 2016), 5.000%, 7/1/2036	500,568
1,500,000	Georgia Ports Authority, Revenue Bonds (Series 2022), 5.000%, 7/1/2036	1,635,337
750,000	Main Street Natural Gas, Inc., GA, Gas Supply Revenue Bonds (Series 2021C), (Citigroup, Inc. GTD), 4.000%, Mandatory Tender 12/1/2028	750,740
750,000	Main Street Natural Gas, Inc., GA, Gas Supply Revenue Bonds (Series 2022B), (Citigroup, Inc. GTD), 5.000%, Mandatory Tender 6/1/2029	774,110
1,000,000	Main Street Natural Gas, Inc., GA, Gas Supply Revenue Bonds (Series 2023C), (Royal Bank of Canada GTD), 5.000%, Mandatory Tender 9/1/2030	1,044,716
750,000	Main Street Natural Gas, Inc., GA, Gas Supply Revenue Bonds (Series 2023D), (Citigroup, Inc. GTD), 5.000%, Mandatory Tender 12/1/2030	778,942
500,000	Municipal Electric Authority of Georgia, Plant Vogtle Units 3&4 Project J Revenue Refunding Bonds (Series 2023A), (Assured Guaranty, Inc. GTD), 5.000%, 7/1/2048	509,418
500,000	Rockdale County, GA Development Authority (Pratt Industries, Inc.), Revenue Refunding Bonds (Series 2018), 4.000%, 1/1/2038	460,043
	TOTAL	8,497,150
	Illinois—6.8%
250,000	Chicago, IL Board of Education, Dedicated Capital Improvement Tax Bonds (Series 2023), 5.250%, 4/1/2035	269,007
500,000	Chicago, IL Board of Education, Dedicated Capital Improvement Tax Bonds (Series 2023), 5.250%, 4/1/2036	534,632
300,000	Chicago, IL Board of Education, Dedicated Capital Improvement Tax Bonds (Series 2023), 5.250%, 4/1/2037	318,823
1,000,000	Chicago, IL Water Revenue, Second Lien Water Revenue Bonds (Series 2000), 5.000%, 11/1/2030	1,016,849
Annual Financial Statements and Additional Information

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Illinois—continued
$ 125,000	[1]	Illinois Finance Authority (Presbyterian Homes Obligated Group, IL), Revenue Bonds (Series 2021B) FRNs, 2.670% (SIFMA 7-day +0.700%), Mandatory Tender 5/1/2026	$ 124,087
1,500,000		Illinois State Toll Highway Authority, Toll Highway Senior Revenue Bonds (Series 2015A), 5.000%, 1/1/2036	1,500,193
750,000		Illinois State Toll Highway Authority, Toll Highway Senior Revenue Bonds (Series 2018A), 5.000%, 1/1/2031	795,285
550,000		Illinois State, UT GO Bonds (Series 2017D), 5.000%, 11/1/2026	563,355
450,000		Illinois State, UT GO Bonds (Series 2017D), 5.000%, 11/1/2028	464,962
3,100,000		Illinois State, UT GO Bonds (Series 2020B), (Original Issue Yield: 5.650%), 5.500%, 5/1/2030	3,265,441
1,000,000		Illinois State, UT GO Bonds (Series 2022C), (Original Issue Yield: 5.210%), 5.000%, 10/1/2038	1,039,629
1,000,000		Illinois State, UT GO Bonds (Series 2023B), 5.000%, 5/1/2037	1,044,870
1,000,000		Illinois State, UT GO Bonds (Series 2023C), 5.000%, 12/1/2041	1,022,613
		TOTAL	11,959,746
		Indiana—3.9%
1,000,000		Indiana Municipal Power Agency, Power Supply System Refunding Revenue Bonds (Series 2016A), 5.000%, 1/1/2033	1,011,291
415,000	[1]	Indiana State Finance Authority (Deaconess Health System), Revenue Bonds (Series 2021B) FRNs, 2.270% (SIFMA 7-day +0.300%), Mandatory Tender 3/1/2027	410,931
1,630,000		Indianapolis, IN Local Public Improvement Bond Bank (Indiana Convention Center Hotel), Senior Revenue Bonds (Series 2023E), (Original Issue Yield: 5.610%), 5.500%, 3/1/2038	1,718,509
2,000,000		Indianapolis, IN Local Public Improvement Bond Bank (Indianapolis, IN Airport Authority), (Series 2023I-2), 5.000%, 1/1/2034	2,103,758
1,000,000		Indianapolis, IN Water System Revenue, First Lien Revenue Refunding Bonds (Series 2018A), 5.000%, 10/1/2030	1,057,430
500,000		Purdue University, IN, Student Facilities System Revenue Bonds (Series 2025A), 5.000%, 7/1/2036	557,703
		TOTAL	6,859,622
		Iowa—0.6%
985,000		Iowa Finance Authority (Iowa Fertilizer Co. LLC), Midwestern Disaster Area Revenue Refunding Bonds (Series 2022), (United States Treasury PRF 12/1/2032@100), 5.000%, Mandatory Tender 12/1/2042	1,106,636
		Kentucky—1.2%
500,000		Kentucky Public Energy Authority, Gas Supply Revenue Bonds (Series 2019C), (Morgan Stanley GTD), 4.000%, Mandatory Tender 2/1/2028	499,469
350,000	[1]	Kentucky Public Energy Authority, Gas Supply Revenue Bonds (Series 2022A-2) FRNs, (Morgan Stanley GTD), 4.101% (SOFR x 0.67 +1.200%), Mandatory Tender 8/1/2030	348,047
1,000,000		Kentucky Public Energy Authority, Gas Supply Revenue Refunding Bonds (Series 2024B), (BP PLC GTD), 5.000%, Mandatory Tender 8/1/2032	1,051,256
250,000		Trimble County, KY (Louisville Gas & Electric Co.), PCR Refunding Bonds (Series 2016A), 1.300%, Mandatory Tender 9/1/2027	229,986
		TOTAL	2,128,758
		Louisiana—0.6%
1,000,000		Louisiana Stadium and Exposition District, Senior Revenue Bonds (Series 2023A), 5.000%, 7/1/2043	1,024,003
		Maryland—1.0%
500,000		Anne Arundel County, MD, LT GO Bonds (Series 2018), 5.000%, 10/1/2034	515,972
1,245,000		Howard County, MD, UT GO Metropolitan District Project and Refunding Bonds (Series 2011B), 4.000%, 8/15/2038	1,235,381
		TOTAL	1,751,353
		Massachusetts—2.0%
1,000,000		Commonwealth of Massachusetts, Special Obligation Refunding Notes (Series 2010B), (Assured Guaranty, Inc. GTD), 5.250%, 8/1/2028	1,074,534
1,975,000		Commonwealth of Massachusetts, UT GO Consolidated Loan (Series 2018A), 5.000%, 1/1/2034	2,053,802
400,000		Massachusetts Development Finance Agency (Mass General Brigham), Revenue Bonds (Series 2017S), 5.000%, 7/1/2028	419,604
		TOTAL	3,547,940
		Michigan—2.1%
500,000		Detroit, MI, UT GO Bonds (Series 2020), 5.000%, 4/1/2029	525,416
1,000,000		Michigan State Finance Authority (Provident Group - HFH Energy LLC), Act 38 Facilities Senior Revenue Bonds (Series 2024), 5.250%, 2/28/2041	1,037,015
500,000		Michigan State Hospital Finance Authority (Trinity Healthcare Credit Group), Revenue Refunding Bonds (Series 2008C), 5.000%, 12/1/2030	518,404
530,000		Richmond, MI Community Schools, UT GO School Building and Site Bonds (Series 2020-I), (Michigan School Bond Qualification and Loan Program GTD), 5.000%, 5/1/2034	561,277
Annual Financial Statements and Additional Information

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Michigan—continued
$1,000,000	Wayne County, MI Airport Authority, Airport Revenue Refunding Bonds (Series 2015F), 5.000%, 12/1/2027	$ 1,002,024
	TOTAL	3,644,136
	Minnesota—1.9%
2,925,000	Minnesota State, UT GO Bonds (Series 2022D), 5.000%, 8/1/2032	3,296,851
	Missouri—0.6%
1,020,000	Missouri State HEFA (BJC Health System, MO), Health Facilities Revenue Bonds (Series 2021A), 4.000%, 7/1/2033	1,037,473
	Nebraska—0.3%
500,000	Central Plains, NE Energy Project, Gas Project Revenue Bonds (Project No. 3) (Series 2017A), (Goldman Sachs Group, Inc. GTD), 5.000%, 9/1/2029	521,884
	New Hampshire—0.3%
493,428	National Finance Authority, NH, Municipal Certificates (Series 2024-1 Class A), (Original Issue Yield: 4.510%), 4.250%, 7/20/2041	457,255
	New Jersey—4.8%
450,000	New Jersey EDA (New Jersey State), North Portal Bridge Project (Series 2022), 5.250%, 11/1/2041	468,128
645,000	New Jersey EDA (New Jersey State), School Facilities Construction Refunding Bonds (Series 2023RRR), 5.000%, 3/1/2028	678,294
500,000	New Jersey State Transportation Trust Fund Authority (New Jersey State), Transportation Program Bonds (Series 2022AA), 5.000%, 6/15/2035	535,132
1,000,000	New Jersey State Transportation Trust Fund Authority (New Jersey State), Transportation Program Bonds (Series 2023BB), 5.000%, 6/15/2039	1,046,070
2,000,000	New Jersey State Transportation Trust Fund Authority (New Jersey State), Transportation System Bonds (Series 2018A), 4.000%, 12/15/2031	2,026,070
500,000	New Jersey State Transportation Trust Fund Authority (New Jersey State), Transportation System Bonds (Series 2019A), 5.000%, 12/15/2028	531,449
300,000	New Jersey State Transportation Trust Fund Authority (New Jersey State), Transportation System Bonds (Series 2022CC), 5.250%, 6/15/2041	313,634
350,000	New Jersey State Transportation Trust Fund Authority (New Jersey State), Transportation System Bonds (Series 2023AA), 5.000%, 6/15/2036	374,331
2,475,000	New Jersey Turnpike Authority, Turnpike Revenue Bonds (Series 2017G), 4.000%, 1/1/2034	2,481,126
	TOTAL	8,454,234
	New York—9.5%
500,000	Build NYC Resource Corporation (KIPP NYC Canal West), Revenue Bonds (Series 2022), 5.000%, 7/1/2042	499,935
500,000	Hudson Yards, NY Infrastructure Corp., Second Indenture Revenue Bonds (Series 2017A), 5.000%, 2/15/2039	506,656
575,000	Long Island Power Authority, NY, Electric System General Revenue Bonds (Series 2020B), 0.850%, Mandatory Tender 9/1/2025	570,312
510,000	Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Transportation Revenue Refunding Bonds (Series 2017C-1), 5.000%, 11/15/2027	531,824
500,000	New York City, NY Transitional Finance Authority, Building Aid Revenue Bonds (Series 2019S-1), 5.000%, 7/15/2037	515,063
1,000,000	New York City, NY Transitional Finance Authority, Future Tax Secured Subordinate Bonds (Series 2022F-1), 5.000%, 2/1/2040	1,044,146
375,000	New York City, NY Transitional Finance Authority, Future Tax Secured Subordinate Bonds (Series 2023E-1), 5.000%, 11/1/2037	404,050
1,500,000	New York City, NY, UT GO Bonds (Series 2025F), 5.000%, 8/1/2036	1,657,667
2,175,000	New York State Dormitory Authority (New York School Districts Revenue Bond Financing Program), School Districts Revenue Bond Financing Program (Series 2023A), (Assured Guaranty, Inc. INS), 5.000%, 10/1/2035	2,328,731
500,000	New York State Dormitory Authority (New York State Sales Tax Revenue Bond Fund), Revenue Bonds (Series 2018A), 5.000%, 3/15/2033	518,999
500,000	New York State Dormitory Authority (New York State Sales Tax Revenue Bond Fund), Revenue Bonds (Series 2018C), 5.000%, 3/15/2038	509,837
250,000	New York State Environmental Facilities Corp. State Clean Water and Drinking Water (New York City, NY Municipal Water Finance Authority), Subordinated SRF Bonds Second Resolution (Series 2020A), 5.000%, 6/15/2035	263,803
335,000	New York Transportation Development Corporation (American Airlines, Inc.), Special Faciliteis Revenue Refunding Bonds (Series 2021), 3.000%, 8/1/2031	306,663
750,000	New York Transportation Development Corporation (Delta Air Lines, Inc.), LaGuardia Airport Terminals Special Facilities Revenue Bonds (Series 2023), 6.000%, 4/1/2035	814,276
410,000	New York Transportation Development Corporation (JFK International Air Terminal LLC), Special Facilities Revenue Bonds (Series 2020A), 5.000%, 12/1/2025	412,190
250,000	New York Transportation Development Corporation (JFK International Airport New Terminal One Project), Special Facilities Revenue Bonds (Series 2023), 5.500%, 6/30/2038	262,592
Annual Financial Statements and Additional Information

Principal Amount			Value
		MUNICIPAL BONDS—continued
		New York—continued
$ 500,000		Onondaga, NY Civic Development Corporation (Crouse Health Hospital, Inc.), Revenue Refunding Bonds (Series 2024A), (Original Issue Yield: 5.260%), 5.125%, 8/1/2044	$ 430,847
1,500,000		Port Authority of New York and New Jersey, Consolidated Bonds (Series 2019-218), 4.000%, 11/1/2034	1,445,416
1,000,000		Suffolk County, NY Off-Track Betting Corp., Revenue Bonds (Series 2024), (Original Issue Yield: 5.076%), 5.000%, 12/1/2034	1,034,282
1,000,000		Triborough Bridge & Tunnel Authority, NY (Triborough Bridge & Tunnel Authority Payroll Mobility Tax), MTA Bridges and Tunnels Payroll Mobility Tax Senior Lien Refunding Bonds (Series 2023A), 4.000%, 11/15/2035	1,022,360
500,000		Triborough Bridge & Tunnel Authority, NY, MTA Bridges and Tunnels General Revenue Bonds (Series 2018C), 5.000%, 11/15/2035	516,455
1,000,000		Utility Debt Securitization Authority, NY, Restructuring Bonds (Series 2022TE-1), 5.000%, 12/15/2039	1,074,677
		TOTAL	16,670,781
		North Carolina—1.5%
2,600,000		North Carolina State, LT GO Bonds (Series 2025A), 4.000%, 5/1/2040	2,551,430
		Ohio—2.4%
1,500,000		Columbus, OH, UT GO Bonds (Series 2018A), 5.000%, 4/1/2033	1,566,279
500,000		Hamilton County, OH (Life Enriching Communities), Healthcare Revenue Bonds (Series 2023A), 5.500%, 1/1/2043	511,191
500,000		Ohio Air Quality Development Authority (American Electric Power Co., Inc.), Air Quality Revenue Bonds (Series 2007B), 2.500%, Mandatory Tender 10/1/2029	465,811
570,000		Ohio State Higher Educational Facility Commission (Cleveland Clinic), Hospital Revenue Refunding Bonds (Series 2017A), 5.000%, 1/1/2033	590,947
1,000,000		Ohio State University, Unrefunded (Series 2010D), 5.000%, 12/1/2029	1,089,363
		TOTAL	4,223,591
		Oklahoma—0.3%
540,000		Oklahoma Housing Finance Agency, Single Family Mortgage Revenue Bonds (Series 2012A), (GNMA Collateralized Home Mortgage Program INS), 5.000%, 9/1/2027	540,206
		Oregon—0.9%
1,000,000		Oregon State, UT GO Bonds (Series 2025A), 5.000%, 5/1/2038	1,098,787
500,000		Portland, OR Sewer System, Second Lien Revenue Refunding Bonds (Series 2019A), 5.000%, 3/1/2031	538,254
		TOTAL	1,637,041
		Pennsylvania—4.7%
1,160,000		Adam County, PA General Authority (Cross Keys Village - Brethren Home Community), Entrance Fee Redemption Bonds (Series 2024B-2), 3.600%, 6/1/2029	1,138,503
1,500,000		Allegheny County, PA Hospital Development Authority (Allegheny Health Network Obligated Group), Revenue Bonds (Series 2018A), 4.000%, 4/1/2038	1,426,303
825,000		Luzerne County, PA, UT GO GTD Bonds (Series 2017A), (Assured Guaranty, Inc. INS), 5.000%, 12/15/2029	860,023
1,275,000		Monroeville, PA Finance Authority (UPMC Health System), Revenue Bonds (Series 2012), 5.000%, 2/15/2027	1,314,030
1,000,000		Pennsylvania Economic Development Financing Authority (The Penndot Major Bridges Package One Project), Revenue Bonds (Series 2022), 5.500%, 6/30/2041	1,030,443
1,325,000		Pennsylvania State Turnpike Commission, Turnpike Revenue Bonds (Series 2018A-2), 5.000%, 12/1/2038	1,354,733
1,000,000		Philadelphia, PA Airport System, Airport Revenue Refunding Bonds (Series 2017), 5.000%, 7/1/2034	1,011,943
		TOTAL	8,135,978
		Puerto Rico—2.2%
1,000,000		Commonwealth of Puerto Rico, UT GO Restructured Bonds (Series 2022A), 4.000%, 7/1/2033	961,330
1,000,000		Commonwealth of Puerto Rico, UT GO Restructured Bonds (Series 2022A), 5.625%, 7/1/2029	1,047,760
1,000,000		Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Bonds (Series 2019A-2), 4.329%, 7/1/2040	932,706
1,043,000		Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Bonds (Series 2019A-2A), 4.550%, 7/1/2040	993,877
		TOTAL	3,935,673
		South Carolina—0.4%
350,000	[2]	South Carolina Jobs-EDA (Seafields at Kiawah Island), Retirement Community Revenue Bonds TEMPS-50 (Series 2023B-2), 5.250%, 11/15/2028	350,214
350,000	[2]	South Carolina Jobs-EDA (Seafields at Kiawah Island), Retirement Community Revenue Bonds TEMPS-75 (Series 2023B-1), 5.750%, 11/15/2029	348,300
		TOTAL	698,514
		Tennessee—0.9%
700,000		Metropolitan Government Nashville & Davidson County, TN, UT GO Improvement Bonds (Series 2018), 5.000%, 7/1/2031	737,994
Annual Financial Statements and Additional Information

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Tennessee—continued
$ 750,000		Metropolitan Government of Nashville & Davidson County, TN Health & Educational Facilities Board (Vanderbilt University Medical Center), Revenue Bonds (Series 2016A), 5.000%, 7/1/2031	$ 758,731
		TOTAL	1,496,725
		Texas—10.0%
750,000		Austin, TX Airport System, Airport System Revenue Bonds (Series 2014), 5.000%, 11/15/2027	750,205
1,000,000		Dallas-Fort Worth, TX (Dallas-Fort Worth, TX International Airport), Joint Revenue Refunding Bonds (Series 2022B), 5.000%, 11/1/2037	1,071,766
1,000,000		Denton, TX Independent School District, UT GO School Building Bonds (Series 2023), (Texas Permanent School Fund Guarantee Program GTD), 5.000%, 8/15/2037	1,077,589
1,500,000		Hays, TX Consolidated Independent School District, UT GO School Building Bonds (Series 2021), (Texas Permanent School Fund Guarantee Program GTD), 4.000%, 2/15/2030	1,544,194
1,750,000		Killeen, TX Independent School District, UT GO School Building Bonds (Series 2018), (Texas Permanent School Fund Guarantee Program GTD), 5.000%, 2/15/2031	1,831,329
1,400,000		Liberty Hill, TX Independent School District, UT GO School Building and Refunding Bonds (Series 2022A), (Texas Permanent School Fund Guarantee Program GTD), 5.000%, 2/1/2041	1,462,026
1,000,000		Lower Colorado River Authority, TX (LCRA Transmission Services Corp.), Transmission Contract Refunding Revenue Bonds (Series 2024), (Assured Guaranty, Inc. INS), 5.000%, 5/15/2037	1,076,000
200,000		Matagorda County, TX Navigation District No. 1 (AEP Texas, Inc.), PCR Refunding Bonds (Series 2001A), 2.600%, 11/1/2029	190,083
500,000		San Antonio, TX Electric & Gas System, Revenue Bonds (Series 2024A), 5.000%, 2/1/2039	535,900
1,000,000		San Antonio, TX Electric & Gas System, Revenue Refunding Bonds (Series 2017), 5.000%, 2/1/2031	1,027,809
1,000,000		Texas Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue Refunding Bonds (Series 2021), (Macquarie Group Ltd. GTD), 5.000%, 12/15/2032	1,050,143
100,000		Texas Private Activity Bonds Surface Transportation Corporation (LBJ Infrastructure Group LLC), Senior Lien Revenue Refunding Bonds I-635 Managed Lanes Project (Series 2020A), 4.000%, 12/31/2030	101,219
1,500,000		Texas Private Activity Bonds Surface Transportation Corporation (NTE Mobility Partners Segments 3, LLC), Senior Lien Revenue Refunding Bonds (Series 2023), 5.000%, 12/31/2033	1,561,116
2,000,000		Texas State Transportation Commission (Central Texas Turnpike System), Second Tier Revenue Refunding Bonds (Series 2024-C), 5.000%, 8/15/2035	2,192,637
1,000,000		Texas State, UT GO Water Financial Assistance Bonds (Series 2022A), 5.000%, 8/1/2036	1,077,586
1,000,000		Trinity River Authority Texas Regional Wastewater System, Revenue Refunding Bonds (Series 2016), 5.000%, 8/1/2026	1,024,123
		TOTAL	17,573,725
		Utah—1.2%
2,000,000		Utah State Board of Higher Education (University of Utah), General Revenue and Refunding Bonds (Series 2024A), 5.000%, 8/1/2040	2,142,845
		Vermont—0.3%
500,000	[2]	Vermont EDA (Casella Waste Systems, Inc.), Solid Waste Disposal Revenue Bonds (Series 2022a-2), 4.375%, Mandatory Tender 6/1/2032	489,171
		Virginia—5.3%
2,000,000		Fairfax County, VA, UT GO Bonds (Series 2018A), 4.000%, 10/1/2035	2,013,456
1,500,000		Fairfax County, VA, UT GO Bonds (Series 2023A), 4.000%, 10/1/2041	1,455,154
1,000,000		Virginia Beach, VA Development Authority (Westminster-Canterbury on Chesapeake Bay), Residential Care Facility Revenue Bonds TEMPS-80 (Series 2023B-1), 6.250%, 9/1/2030	1,007,149
1,675,000		Virginia Commonwealth Transportation Board (Virginia Commonwealth), Transportation Capital Projects Revenue Refunding Bonds (Series 2017A), 4.000%, 5/15/2036	1,673,039
1,585,000		Virginia Small Business Financing Authority (95 Express Lanes LLC), Senior Lien Revenue Refunding Bonds (Series 2022), 5.000%, 7/1/2034	1,640,629
130,000		Virginia Small Business Financing Authority (Reworld Holding Corp.), Solid Waste Disposal Revenue Bonds (Series 2018), 5.000%, Mandatory Tender 7/1/2038	124,872
1,500,000		Virginia State Public School Authority, School Financing Bonds (Series 2025A), 4.000%, 8/1/2040	1,441,057
		TOTAL	9,355,356
		Washington—4.0%
1,155,000		King County, WA, Limited Tax General Obligation Bonds (Series 2019B), 5.000%, 7/1/2036	1,214,711
2,000,000		King County, WA, LT GO Sewer Revenue Refunding Bonds (Series 2024A), 5.000%, 7/1/2038	2,188,342
1,000,000		Washington State Health Care Facilities Authority (CommonSpirit Health), Revenue Refunding Bonds (Series 2019A-2), 5.000%, 8/1/2044	983,885
Annual Financial Statements and Additional Information

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Washington—continued
$ 785,000	[2]	Washington State Housing Finance Commission (Rockwood Retirement Communities), Nonprofit Housing Revenue & Refunding Revenue Bonds (Series 2020A), 5.000%, 1/1/2032	$ 793,451
823,205		Washington State Housing Finance Commission, Municipal Certificates (Series 2023-1 Class A), (Original Issue Yield: 5.067%), 3.375%, 4/20/2037	741,001
1,000,000		Washington State, UT GO Bonds (Series 2021C), 4.000%, 8/1/2035	1,016,499
		TOTAL	6,937,889
		Wisconsin—0.9%
500,000	[2]	Public Finance Authority, WI (LVHN CHP JV, LLC), Revenue Bonds (Series 2022A), 7.250%, 12/1/2042	502,488
1,000,000		Public Finance Authority, WI Revenue (Puerto Rico Toll Roads Monetization Project), Seniro Lien Revenue Bonds (Series 2024), 5.500%, 7/1/2044	1,024,000
		TOTAL	1,526,488
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $171,545,729)	169,533,800
	[1]	SHORT-TERM MUNICIPALS—2.0%
		Alabama—0.3%
250,000		Mobile, AL IDB (Alabama Power Co.), (Series 2001-A) Daily VRDNs, 3.100%, 6/2/2025	250,000
300,000		Walker County, AL Economic and IDA (Alabama Power Co.), (First Series 2023) Daily VRDNs, 3.150%, 6/2/2025	300,000
		TOTAL	550,000
		Multi State—0.3%
500,000		Invesco Municipal Opportunity Trust, PUTTERs 3a-7 (VMTP 5029) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 3.450%, 6/2/2025	500,000
		Ohio—1.0%
1,700,000		Ohio State Higher Educational Facility Commission (Cleveland Clinic), (Series 2013B-2) Daily VRDNs, (TD Bank, N.A. LIQ), 2.900%, 6/2/2025	1,700,000
		Pennsylvania—0.4%
750,000		Delaware County, PA IDA (United Parcel Service, Inc.), (Series 2015) Daily VRDNs, (United Parcel Service, Inc. GTD), 2.950%, 6/2/2025	750,000
		TOTAL SHORT-TERM MUNICIPALS (IDENTIFIED COST $3,500,000)	3,500,000
		TOTAL INVESTMENT IN SECURITIES—98.9% (IDENTIFIED COST $175,045,729)[3]	173,033,800
		OTHER ASSETS AND LIABILITIES - NET—1.1%[4]	1,949,268
		NET ASSETS—100%	$174,983,068
Securities that are subject to the federal alternative minimum tax (AMT) represent 13.2% of the Fund’s portfolio as calculated based upon total market value (Unaudited).
At May 31, 2025, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation
Long Futures:
United States Treasury Notes 10 Year Long Futures	40	$4,430,000	September 2025	$19,285
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1
Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

2
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At May 31, 2025, these restricted securities amounted to $4,179,745, which represented 2.4% of net assets.

3	The cost of investments for federal tax purposes amounts to $174,932,105.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of net assets at May 31, 2025.
Annual Financial Statements and Additional Information

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of May 31, 2025, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Municipal Bonds	$—	$169,533,800	$—	$169,533,800
Short-Term Municipals	—	3,500,000	—	3,500,000
TOTAL SECURITIES	$—	$173,033,800	$—	$173,033,800
Other Financial Instruments:*
Assets	$19,285	$—	$—	$19,285

*	Other financial instruments are futures contracts.

The following acronym(s) are used throughout this portfolio:
CDD	—Community Development District
EDA	—Economic Development Authority
FRNs	—Floating Rate Notes
GNMA	—Government National Mortgage Association
GO	—General Obligation
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
INS	—Insured
LIQ	—Liquidity Agreement
LT	—Limited Tax
PCR	—Pollution Control Revenue
PRF	—Pre-refunded
PUTTERs	—Puttable Tax-Exempt Receipts
SIFMA	—Securities Industry and Financial Markets Association
SOFR	—Secured Overnight Financing Rate
SRF	—State Revolving Fund
TEMPS	—Tax Exempt Mandatory Paydown Securities
UT	—Unlimited Tax
VMTP	—Variable Municipal Term Preferred
VRDNs	—Variable Rate Demand Notes
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Financial Highlights–Class A Shares1
(For a Share Outstanding Throughout Each Period)
	Year Ended May 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$9.59	$9.54	$9.63	$10.54	$10.31
Income From Investment Operations:
Net investment income[2]	0.28	0.27	0.21	0.15	0.16
Net realized and unrealized gain (loss)	(0.07)	0.05	(0.09)	(0.88)	0.31
TOTAL FROM INVESTMENT OPERATIONS	0.21	0.32	0.12	(0.73)	0.47
Less Distributions:
Distributions from net investment income	(0.29)	(0.27)	(0.21)	(0.15)	(0.16)
Distributions from net realized gain	—	—	—	(0.03)	(0.08)
TOTAL DISTRIBUTIONS	(0.29)	(0.27)	(0.21)	(0.18)	(0.24)
Net Asset Value, End of Period	$9.51	$9.59	$9.54	$9.63	$10.54
Total Return[3]	2.13%	3.35%	1.27%	(6.94)%	4.58%
Ratios to Average Net Assets:
Net expenses[4]	0.70%[5]	0.69%[5]	0.69%[5]	0.69%	0.69%[5]
Net investment income	2.92%	2.83%	2.18%	1.50%	1.54%
Expense waiver/reimbursement[6]	0.25%	0.27%	0.31%	0.28%	0.31%
Supplemental Data:
Net assets, end of period (000 omitted)	$30,463	$33,361	$20,854	$30,627	$43,291
Portfolio turnover[7]	29%	13%	40%	21%	10%

1	Prior to July 28, 2022, Class A Shares were designated as Service Shares.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
The net expense ratios are calculated without reduction for expense offset arrangements. The net expense ratios are 0.70%, 0.69%, 0.69% and 0.69% for the years ended May 31, 2025, 2024, 2023 and 2021, respectively, after taking into account these expense reductions.

6
The expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

7	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended May 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$9.59	$9.54	$9.63	$10.54	$10.31
Income From Investment Operations:
Net investment income[1]	0.31	0.29	0.23	0.18	0.19
Net realized and unrealized gain (loss)	(0.08)	0.05	(0.09)	(0.88)	0.31
TOTAL FROM INVESTMENT OPERATIONS	0.23	0.34	0.14	(0.70)	0.50
Less Distributions:
Distributions from net investment income	(0.31)	(0.29)	(0.23)	(0.18)	(0.19)
Distributions from net realized gain	—	—	—	(0.03)	(0.08)
TOTAL DISTRIBUTIONS	(0.31)	(0.29)	(0.23)	(0.21)	(0.27)
Net Asset Value, End of Period	$9.51	$9.59	$9.54	$9.63	$10.54
Total Return[2]	2.35%	3.58%	1.51%	(6.72)%	4.82%
Ratios to Average Net Assets:
Net expenses[3]	0.45%[4]	0.45%[4]	0.45%[4]	0.45%	0.45%[4]
Net investment income	3.20%	3.06%	2.45%	1.74%	1.76%
Expense waiver/reimbursement[5]	0.25%	0.27%	0.31%	0.29%	0.31%
Supplemental Data:
Net assets, end of period (000 omitted)	$144,520	$153,072	$100,213	$93,524	$89,109
Portfolio turnover[6]	29%	13%	40%	21%	10%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
The net expense ratios are calculated without reduction for expense offset arrangements. The net expense ratios are 0.45%, 0.45%, 0.45% and 0.45% for the years ended May 31, 2025, 2024, 2023 and 2021, respectively, after taking into account these expense reductions.

5
The expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Statement of Assets and Liabilities
May 31, 2025

Assets:
Investment in securities (identified cost $175,045,729)	$173,033,800
Cash	38,944
Income receivable	2,277,642
Due from broker (Note 2)	75,000
Receivable for shares sold	41,508
Receivable for variation margin on futures contracts	2,500
Total Assets	175,469,394
Liabilities:
Payable for shares redeemed	$162,531
Income distribution payable	151,107
Payable for portfolio accounting fees	95,502
Payable for auditing fees	35,740
Payable for transfer agent fees	12,242
Payable for other service fees (Notes 2 and 5)	7,099
Payable for investment adviser fee (Note 5)	1,141
Payable for administrative fee (Note 5)	1,018
Accrued expenses (Note 5)	19,946
TOTAL LIABILITIES	486,326
Net assets for 18,391,473 shares outstanding	$174,983,068
Net Assets Consist of:
Paid-in capital	$180,337,134
Total distributable earnings (loss)	(5,354,066)
NET ASSETS	$174,983,068
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($30,462,767 ÷ 3,202,030 shares outstanding), no par value, unlimited shares authorized	$9.51
Institutional Shares:
Net asset value per share ($144,520,301 ÷ 15,189,443 shares outstanding), no par value, unlimited shares authorized	$9.51
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Statement of Operations
Year Ended May 31, 2025

Investment Income:
Interest	$6,849,281
Expenses:
Investment adviser fee (Note 5)	$749,032
Administrative fee (Note 5)	148,848
Custodian fees	7,155
Transfer agent fees	116,594
Directors’/Trustees’ fees (Note 5)	7,933
Auditing fees	35,989
Legal fees	13,950
Other service fees (Notes 2 and 5)	80,402
Portfolio accounting fees	132,202
Share registration costs	50,293
Printing and postage	26,959
Miscellaneous (Note 5)	33,461
TOTAL EXPENSES	1,402,818
Waiver and Reduction:
Waiver of investment adviser fee (Note 5)	(470,579)
Reduction of custodian fees (Note 6)	(2,807)
TOTAL WAIVER AND REDUCTION	(473,386)
Net expenses	929,432
Net investment income	5,919,849
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized loss on investments	(245,398)
Net realized gain on futures contracts	36,844
Net change in unrealized depreciation of investments	(1,334,528)
Net change in unrealized appreciation of futures contracts	2,808
Net realized and unrealized gain (loss) on investments and futures contracts	(1,540,274)
Change in net assets resulting from operations	$4,379,575
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Statement of Changes in Net Assets

Year Ended May 31	2025	2024
Increase (Decrease) in Net Assets
Operations:
Net investment income	$5,919,849	$4,689,399
Net realized loss	(208,554)	(244,660)
Net change in unrealized appreciation/depreciation	(1,331,720)	1,494,967
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	4,379,575	5,939,706
Distributions to Shareholders:
Class A Shares	(965,224)	(785,335)
Institutional Shares	(4,892,567)	(3,819,830)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(5,857,791)	(4,605,165)
Share Transactions:
Proceeds from sale of shares	42,348,939	102,086,087
Net asset value of shares issued to shareholders in payment of distributions declared	3,921,810	3,052,319
Cost of shares redeemed	(56,242,614)	(41,106,808)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(9,971,865)	64,031,598
Change in net assets	(11,450,081)	65,366,139
Net Assets:
Beginning of period	186,433,149	121,067,010
End of period	$174,983,068	$186,433,149
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Notes to Financial Statements
May 31, 2025
1. ORGANIZATION
Federated Hermes Intermediate Municipal Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of one diversified portfolio, Federated Hermes Intermediate Municipal Fund (the “Fund”). The Fund offers two classes of shares: Class A Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income exempt from federal regular income tax. Interest income from the Fund’s investments may be subject to the federal AMT for individuals and state and local taxes.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
Annual Financial Statements and Additional Information

Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. In addition, distributions of capital gains, if any, are declared and paid at least annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver and reduction of $473,386 is disclosed in various locations in Note 5 and Note 6. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the year ended May 31, 2025, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$80,402
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended May 31, 2025, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2025, tax years 2022 through 2025 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Additional information on restricted securities held at May 31, 2025, is as follows:
Security	Acquisition Date	Cost	Value
California Municipal Finance Authority (Waste Management, Inc.), Solid Waste Disposal Revenue Bonds (Series 2017A), (Waste Management Holdings, Inc. GTD), 4.100%, Mandatory Tender 12/1/2025	12/2/2024	$1,300,000	$1,300,031
Pima County, AZ IDA (La Posada at Pusch Ridge), Senior Living Revenue Bonds (Series 2022A), 6.750%, 11/15/2042	10/6/2022	$377,002	$396,090
Public Finance Authority, WI (LVHN CHP JV, LLC), Revenue Bonds (Series 2022A), 7.250%, 12/1/2042	2/2/2023	$500,000	$502,488
South Carolina Jobs-EDA (Seafields at Kiawah Island), Retirement Community Revenue Bonds TEMPS-50 (Series 2023B-2), 5.250%, 11/15/2028	7/21/2023	$350,000	$350,214
South Carolina Jobs-EDA (Seafields at Kiawah Island), Retirement Community Revenue Bonds TEMPS-75 (Series 2023B-1), 5.750%, 11/15/2029	7/21/2023	$336,700	$348,300
Vermont EDA (Casella Waste Systems, Inc.), Solid Waste Disposal Revenue Bonds (Series 2022a-2), 4.375%, Mandatory Tender 6/1/2032	3/7/2025	$500,000	$489,171
Washington State Housing Finance Commission (Rockwood Retirement Communities), Nonprofit Housing Revenue & Refunding Revenue Bonds (Series 2020A), 5.000%, 1/1/2032	1/14/2021	$813,746	$793,451
Annual Financial Statements and Additional Information

Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration, market and yield curve risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at the year end are listed after the Fund’s Portfolio of Investments.
The average notional value of long futures contracts held by the Fund throughout the period was $1,011,587. This is based on amounts held as of each month-end throughout the fiscal year.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Asset
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Receivable for variation margin on futures contracts	19,285*

*
Includes cumulative net appreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended May 31, 2025
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$36,844

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$2,808
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Year Ended 5/31/2025		Year Ended 5/31/2024
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	47,120	$456,440	1,961,652	$18,090,648
Shares issued to shareholders in payment of distributions declared	95,438	924,175	75,647	728,489
Shares redeemed	(419,610)	(4,037,269)	(744,572)	(7,092,739)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(277,052)	$(2,656,654)	1,292,727	$11,726,398
Annual Financial Statements and Additional Information

	Year Ended 5/31/2025		Year Ended 5/31/2024
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	4,330,647	$41,892,499	8,767,561	$83,995,439
Shares issued to shareholders in payment of distributions declared	309,577	2,997,635	241,945	2,323,830
Shares redeemed	(5,415,905)	(52,205,345)	(3,551,806)	(34,014,069)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(775,681)	$(7,315,211)	5,457,700	$52,305,200
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(1,052,733)	$(9,971,865)	6,750,427	$64,031,598
4. FEDERAL TAX INFORMATION (UNAUDITED)
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended May 31, 2025 and 2024, was as follows:
	2025	2024
Tax-exempt income	$5,832,935	$4,605,165
Ordinary income	$24,856	$—
TOTAL	$5,857,791	$4,605,165
As of May 31, 2025, the components of distributable earnings on a tax-basis were as follows:
Undistributed tax-exempt income	$5,780
Net unrealized depreciation	$(1,898,305)
Capital loss carryforwards	$(3,461,541)
TOTAL	$(5,354,066)
At May 31, 2025, the cost of investments for federal tax purposes was $174,932,105. The net unrealized depreciation of investments for federal tax purposes was $1,898,305. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $1,155,294 and unrealized depreciation from investments for those securities having an excess of cost over value of $3,053,599. The amounts presented are inclusive of derivative contracts. The difference between book-basis and tax-basis net unrealized depreciation is attributable to differing treatments for discount accretion/premium amortization on debt securities and mark to market of derivative instruments.
At May 31, 2025, the Fund had a capital loss carryforward of $3,461,541 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$463,820	$2,997,721	$3,461,541
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the year ended May 31, 2025, the Adviser voluntarily waived $470,579 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Annual Financial Statements and Additional Information

Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended May 31, 2025, the annualized fee paid to FAS was 0.079% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended May 31, 2025, FSC retained $759 in sales charges from the sale of Class A Shares.
Other Service Fees
For the year ended May 31, 2025, FSSC received $2,182 of other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s Class A Shares and Institutional Shares (after the voluntary waivers and reimbursements) will not exceed 0.70% and 0.45% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) August 1, 2026; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these additional arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the year ended May 31, 2025, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $42,645,000 and $37,495,000, respectively. Net realized gain (loss) recognized on these transactions was $0.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which, in due course, are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. EXPENSE REDUCTION
Through arrangements with the Fund’s custodian, net credits realized as a result of uninvested cash balances were used to offset custody expenses. For the year ended May 31, 2025, the Fund’s expenses were offset by $2,807 under these arrangements.
7. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended May 31, 2025, were as follows:
Purchases	$52,804,291
Sales	$59,498,499
8. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 18, 2024, which was renewed on June 17, 2025. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of May 31, 2025, the Fund had no outstanding loans. During the year ended May 31, 2025, the Fund did not utilize the LOC.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of May 31, 2025, there were no outstanding loans. During the year ended May 31, 2025, the program was not utilized.
Annual Financial Statements and Additional Information

10. OPERATING SEGMENTS
In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. A management committee of the Adviser acts as the CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the strategic asset allocation is determined based on the investment objective of the Fund and executed by the Fund’s portfolio management team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which is reviewed by the CODM to assess the Fund’s performance in comparison to the Fund’s benchmarks and to make resource allocation decisions for the Fund’s single segment is consistent with the information presented in these financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
11. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
12. FEDERAL TAX INFORMATION (UNAUDITED)
For the fiscal year ended May 31, 2025, 100% of the distributions from net investment income is exempt from the federal income tax, other than the federal AMT.
For the fiscal year ended May 31, 2025, 100% of total ordinary income distributions qualified as business interest income for purposes of 163(j) and the regulations thereunder. Complete information is reported in conjunction with the reporting of distributions on Form 1099-DIV.
Annual Financial Statements and Additional Information

Report of Independent Registered Public Accounting Firm
TO THE SHAREHOLDERS AND THE BOARD OF TRUSTEES OF FEDERATED HERMES INTERMEDIATE MUNICIPAL FUND:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Hermes Intermediate Municipal Trust (the “Trust”) (comprising Federated Hermes Intermediate Municipal Fund (the “Fund”)), including the portfolio of investments, as of May 31, 2025, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund comprising Federated Hermes Intermediate Municipal Trust at May 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2025, by correspondence with the custodian, brokers, and others; when replies were not received from brokers or others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Federated Hermes investment companies since 1979.
Boston, Massachusetts
July 23, 2025
Annual Financial Statements and Additional Information

Evaluation and Approval of Advisory Contract–May 2025
Federated Hermes Intermediate Municipal Fund (the “Fund”)
At its meetings in May 2025 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering such information deemed necessary to evaluate the terms of the Contract and to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written report regarding data related to the Fund’s management fee (the “CCO Management Fee Report”). The Board considered the CCO Management Fee Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract.
In addition to the CCO Management Fee Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: (1) copies of the Contract; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Adviser’s investment philosophy, personnel and processes; (5) the Fund’s investment objective and strategies; (6) the Fund’s short-term and long-term performance - in absolute terms (both on a gross basis and net of expenses) and relative to an appropriate group of peer funds and its benchmark; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund - in absolute terms and relative to an appropriate group of peer funds, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board considered several factors it deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
Annual Financial Statements and Additional Information

In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders in the marketplace, and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year. The Board recognized that its evaluation process is evolutionary and that the factors considered and the emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the full range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Adviser, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below).
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
Annual Financial Statements and Additional Information

The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark, performance attribution information and commentary on the effect of market conditions. The Board noted that it evaluated investment performance at meetings throughout the year and received reports from Federated Hermes regarding the performance of certain Federated Hermes Funds as well as Federated Hermes’ explanations for less favorable performance and any specific actions Federated Hermes had taken, or had determined to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (“Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s statement that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund.
The Board also considered comparative performance data from Lipper, Inc. that was included in reports provided to the Board throughout the year. The Board noted that differences may exist between the Performance Peer Group and Lipper peers and that the results of these performance comparisons may vary.
For the periods ended December 31, 2024, the Fund’s performance fell below the Performance Peer Group median for the one-year period, and was above the Performance Peer Group median for the three-year and five-year periods. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the overall category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
Annual Financial Statements and Additional Information

The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s statement that non-registered fund clients are inherently different products due to the following differences, among others: (i) types of targeted investors; (ii) applicable laws and regulations; (iii) legal structures; (iv) average account sizes; (v) portfolio management techniques made necessary by different cash flows and different associated costs; (vi) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing; (vii) SEC mandated risk management programs with respect to fund liquidity and use of derivatives; (viii) questions on regulatory reporting; (ix) a variety of different administrative responsibilities; and (x) degrees of risk associated with management. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s statement that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO emphasized that differences in fees for providing advisory services to other types of clients may not be appropriate when judging the appropriateness of the Federated Hermes Funds’ advisory fees because of the different services provided.
In the case of the Fund, the Board noted that Federated Hermes does not manage any other types of clients that are comparable to the Fund.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s statement that, while the cost allocation report applies consistent allocation processes for purposes of general comparison of funds, the inherent difficulties in arbitrarily allocating costs lacks precision and can cause the report to be unreliable because a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s statement that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s statement that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s statement that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive and that Federated Hermes appeared financially sound, with the resources available to fulfill its contractual obligations.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology, systems capabilities and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are
Annual Financial Statements and Additional Information

designed to provide enhanced or expanded services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes believes that this information is relevant to consider whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board considered that Federated Hermes may derive a benefit to its reputation as an adviser to the Fund, which may help in attracting other clients and investment personnel. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts, including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered the CCO’s presentation and statements and the information accompanying the CCO Management Fee Report. The Board recognized that its evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Annual Financial Statements and Additional Information

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes Intermediate Municipal Fund

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 458810108
CUSIP 458810603
28510 (7/25)
© 2025 Federated Hermes, Inc.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Federated Hermes Intermediate Municipal Fund: Not Applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Federated Hermes Intermediate Municipal Fund: Not Applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Federated Hermes Intermediate Municipal Fund: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Federated Hermes Intermediate Municipal Fund: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

No Changes to Report

Item 16.	Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable

Item 18.	Recovery of Erroneously Awarded Compensation

(a)       Not Applicable

(b)       Not Applicable

Item 19.	Exhibits

(a)(1) Not Applicable.

(a)(2) Not Applicable.

(a)(3) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(4) Not Applicable.

(a)(5) Not Applicable.

(b)       Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  Federated Hermes Intermediate Municipal Trust

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  July 23, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ J. Christopher Donahue
J. Christopher Donahue, Principal Executive Officer

Date:  July 23, 2025

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  July 23, 2025